Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Capital Stock Issued	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Shares Repurchased	Equity Attributable to Stockholders of the Company	Non-controlling Interests	Total
Beginning Balance of period at Dec. 31, 2019	$ 4,907,765	$ 15,889,819	$ 82,652,278	$ 1,320,451	$ (14,018,847)	$ 90,751,466	$ 14,873,767	$ 105,625,233
Funding for acquisition of shares under the Long-term Retention Plan					(97,000)	(97,000)		(97,000)
Disposition of non-controlling interests in Radiopolis							(291,897)	(291,897)
Dividends to non-controlling interests							(1,653,173)	(1,653,173)
Share of income of OCEN			147,975			147,975		147,975
Repurchase of CPOs					(195,597)	(195,597)		(195,597)
Shares repurchased					(111,979)	(111,979)		(111,979)
Sale of shares			(997,174)		1,109,153	111,979		111,979
Cancellation of sale of shares			2,764,854		(2,764,854)
Share-based compensation			962,806			962,806		962,806
Comprehensive (loss) income			(1,250,342)	(16,877,299)		(18,127,641)	1,568,327	(16,559,314)
End balance of period at Dec. 31, 2020	4,907,765	15,889,819	84,280,397	(15,556,848)	(16,079,124)	73,442,009	14,497,024	87,939,033
Funding for acquisition of shares under the Long-term Retention Plan					(328,500)	(328,500)		(328,500)
Dividends			(1,053,392)			(1,053,392)	(405,928)	(1,459,320)
Shares cancellation	(71,057)		(1,510,290)		1,581,347
Shares repurchased					(774,073)	(774,073)		(774,073)
Sale of shares			(1,126,573)		1,900,646	774,073		774,073
Cancellation of sale of shares			505,357		(505,357)
Share-based compensation			1,066,863			1,066,863		1,066,863
Other							16,334	16,334
Comprehensive (loss) income			6,055,826	1,934,856		7,990,682	1,298,972	9,289,654
End balance of period at Dec. 31, 2021	4,836,708	15,889,819	88,218,188	(13,621,992)	(14,205,061)	81,117,662	15,406,402	96,524,064
Funding for acquisition of shares under the Long-term Retention Plan					(648,242)	(648,242)		(648,242)
Disposition of non-controlling interests of discontinued operations							(142,071)	(142,071)
Dividends			(1,053,392)			(1,053,392)		(1,053,392)
Repurchase of CPOs					(629,326)	(629,326)		(629,326)
Shares repurchased					(980,410)	(980,410)		(980,410)
Sale of shares			(3,080,729)		4,061,139	980,410		980,410
Cancellation of sale of shares			246,658		(246,658)
Share-based compensation			2,009,304			2,009,304		2,009,304
Other			1,650			1,650	(486)	1,164
Comprehensive (loss) income			44,712,180	2,798,114		47,510,294	558,110	48,068,404
End balance of period at Dec. 31, 2022	$ 4,836,708	$ 15,889,819	$ 131,053,859	$ (10,823,878)	$ (12,648,558)	$ 128,307,950	$ 15,821,955	$ 144,129,905